Consolidated statement of cash flows	12 Months Ended
	Jun. 30, 2022 AUD ($)	Jun. 30, 2021 AUD ($)	Jun. 30, 2020 AUD ($)
Cash flows from operating activities
Receipts from customers (inclusive of consumption tax)	$ 9,033,341	$ 5,724,549	$ 3,542,286
Payments to suppliers and employees (inclusive of consumption tax)	(52,830,063)	(14,555,132)	(9,748,626)
Interest received	11,471	35,066	723
Payment of borrowing costs	(2,022,565)	(227,789)	(232,055)
Government grants received	5,454,524	851,242	844,155
Net cash outflow from operating activities	(40,353,292)	(8,172,064)	(5,593,517)
Cash flows from investing activities
Payments for exploration assets	(102,155)	(117,635)	(146,196)
Payment of escrow funds	(20,033,245)
Proceeds from release of escrow funds	6,111,305
Payments for investments	(17,615,757)
Payments for intangibles	(38,198)
Payments for security deposits	(209,455)	(134,250)	(16,369)
Payments for property, plant and equipment	(115,462,952)	(26,164,470)	(5,339,448)
Net cash outflow from investing activities	(147,350,457)	(26,416,355)	(5,502,012)
Cash flows from financing activities
Proceeds on issue of shares	208,290,142	136,818,667	45,845,239
Payment of share issue expenses	(190,374)	(7,908,866)	(1,308,596)
Payment of withholding tax - Performance rights	(3,426,420)
Proceeds from borrowings	45,863,821	4,059,714	6,603,722
Principal elements of lease repayments	(425,506)	(190,426)	(141,968)
Repayment of borrowings	(791,181)	(86,543)	(6,996,422)
Net cash inflow from financing activities	249,320,482	132,692,546	44,001,975
Net increase in cash and cash equivalents	61,616,733	98,104,127	32,906,446
Effects of foreign currency	8,803,226	(247,813)	(153,448)
Cash and cash equivalents at the beginning of the year	136,663,976	38,807,662	6,054,664
Cash and cash equivalents at the end of the year	$ 207,083,935	$ 136,663,976	$ 38,807,662